Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Data [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 555	$ 431
Beginning of financial year	431
End of financial year	555	431
Property Data [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	704	355
Additions	415	368
Currency revaluation adjustments	(42)	(19)
Disposals during the year	(34)	0
End of financial year	1,043	704	$ 355
Property Data [Member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	273	122
Currency revaluation adjustments	(22)	(9)
Disposals during the year	(34)	0
Amortisation charge	271	160
End of financial year	488	273	122
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	13,352	5,928
Beginning of financial year	5,928
End of financial year	13,352	5,928
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	5,928	13,105
Additions	25,560	21,107
Currency revaluation adjustments	(203)	(97)
Impairment written off	(516)	(84)
Transfer from development cost in progress	(17,417)	(28,103)
End of financial year	13,352	5,928	13,105
Intangible assets under development [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	0	84
Currency revaluation adjustments	0		(4)
Transfer from development cost in progress	0		(80)
Impairment Written Off During The Year	(516)		0
Impairment	516		0
End of financial year	0	0	84
Internally Developed Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	31,071	30,140
Beginning of financial year	30,140
End of financial year	31,071	30,140
Internally Developed Computer Software [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	54,727	27,644
Reclassification of intangible assets	0	(426)
Currency revaluation adjustments	(870)	(686)
Acquisition of subsidiaries	0	92
Disposals during the year	(232)	0
Transfer from development cost in progress	17,417	28,103
End of financial year	71,042	54,727	27,644
Internally Developed Computer Software [Member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	24,587	12,635
Reclassification of intangible assets	0	(100)
Currency revaluation adjustments	(675)	(368)
Disposals during the year	(232)	0
Transfer from development cost in progress	0	80
Amortisation charge	15,570	12,340
Impairment	721	0
End of financial year	39,971	24,587	12,635
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	643	1,190
Beginning of financial year	1,190
End of financial year	643	1,190
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	3,895	2,855
Reclassification of indefinite useful life intangible assets	0	426
Additions	133	689
Currency revaluation adjustments	40	(35)
Disposals during the year	(11)	40
End of financial year	3,977	3,895	2,855
Computer software [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	2,705	1,909
Reclassification of indefinite useful life intangible assets	0	100
Currency revaluation adjustments	23	(14)
Disposals during the year	(11)	(17)
Amortisation charge	663	727
End of financial year	3,334	2,705	1,909
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	7,146	8,803
Beginning of financial year	8,803
End of financial year	7,146	8,803
Brand names [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	20,877	20,738
Additions	25	15
Currency revaluation adjustments	(253)	(830)
Acquisition of subsidiaries	0	962
Disposals during the year	(4,674)	(8)
End of financial year	15,975	20,877	20,738
Brand names [member] | Accumulated amortization, depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning of financial year	12,074	11,238
Currency revaluation adjustments	69	(451)
Disposals during the year	(4,654)	(1)
Amortisation charge	1,298	1,288
Impairment	42	0
End of financial year	8,829	12,074	$ 11,238
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 325,411	$ 347,144